Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 18,445	$ 7,925
Accounts receivable	3,338	2,262
Inventories - net	6,583	7,190
Prepaid expenses and other current assets, net	12,052	13,833
Total current assets	40,418	31,210
Non-current assets:
Property and equipment, net	2,962	827
Intangible assets, net	4,916	5,377
Right of Use Asset	2,045	1,674
Goodwill	12,207	12,208
Deferred tax assets	440	471
Non-current assets	614	1,485
Total non-current assets	23,184	22,042
Total assets	63,602	53,252
Current liabilities:
Accounts payable	9,052	10,203
Accrued expenses and other payables	28,398	27,221
Advances from customers	8,472	8,403
Lease Liabilities- current	1,590	1,032
Amount due to related parties-current	1,552	2,512
Income tax payable	150	399
Long-term institution borrowings - current portion		1,250
Short-term borrowings	1,106	1,275
Other liabilities		714
Contingent consideration	1,391	1,392
Convertible notes	8,423	9,990
Total current liabilities	60,134	64,391
Non-current liabilities:
Deferred tax liability	2,086	2,154
Long-term payable	1,283	661
Non-current liabilities	2,549	3,332
Total non-current liabilities	5,918	6,147
Total liabilities	66,052	70,538
Commitments and contingencies
Shareholders’ equity
Ordinary shares
Additional paid-in capital	286,056	262,271
Subscription receivables	(18,970)	(15,287)
Statutory reserve	1,901	1,901
Accumulated deficit	(277,397)	(272,131)
Total Borqs Technologies, Inc. shareholders’ equity	(8,410)	(23,246)
Non-controlling interest	5,960	5,960
Total shareholders’ equity	(2,450)	(17,286)
Total liabilities and shareholders’ equity	$ 63,602	$ 53,252